Securities at fair value through other comprehensive income and securities at amortized cost - Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Gain or loss on disposal of financial assets at fair value through other comprehensive income and securities at amortized cost [Abstract]
Gain on disposal of financial assets at fair value through other comprehensive income		₩ 26,357	₩ 131,189
Loss on disposal of financial assets at fair value through other comprehensive income		(153,750)	(45,593)
Gain on disposal of securities at amortized cost	[1]	4	24
Loss on disposal of securities at amortized cost	[1]	(105)	(343)
Total		₩ (127,494)	₩ 85,277

[1]	The issuers of those securities have exercised the early redemption options and the others.